Prepaid expenses - Narrative (Details) - EUR (€) € in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Merchants	€ 132	€ 1,586	€ 5,219